EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Disclosure of classes of share capital
General and limited partnership units outstanding are as follows:

	General Partner Units		Limited Partnership Units		Total
UNITS	2019	2018	2019	2018	2019	2018
Authorized and issued
Opening balance	4	4	66,185,798	66,185,798	66,185,802	66,185,802
Repurchased and canceled	—	—	(202,143)	—	(202,143)	—
Issued for cash	—	—	14,907,000	—	14,907,000	—
On issue at December 31	4	4	80,890,655	66,185,798	80,890,659	66,185,802

Redemption-Exchange Units held by Brookfield
UNITS	2019	2018

Authorized and issued
Opening balance	63,095,497	63,095,497
Issued for cash	6,610,000	—
On issue at December 31	69,705,497	63,095,497

	Special Limited Partner Units held by Brookfield
UNITS	2019	2018
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4

	Preferred Shares held by Brookfield
UNITS	2019	2018
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002